Annual Fund Operating Expenses (INSTITUTIONAL CLASS, CLASS A AND CLASS C SHARES, QUANTITATIVE LONG/SHORT FUND)	0 Months Ended
	May 30, 2014
INSTITUTIONAL CLASS SHARES
Prospectus [Line Items]
Management Fees	0.96%	[1]
Distribution (12b-1) Fees	none
Dividend and Interest Expenses on Securities Sold Short	0.40%
Shareholder Servicing Fees	none
Other Operating Expenses	0.27%
Total Other Expenses	0.67%
Acquired Fund Fees and Expenses	0.04%
Total Annual Fund Operating Expenses Plus Management Fees Recovered	1.67%	[2],[3]
CLASS A SHARES
Prospectus [Line Items]
Management Fees	0.96%	[1]
Distribution (12b-1) Fees	none
Dividend and Interest Expenses on Securities Sold Short	0.40%
Shareholder Servicing Fees	0.25%
Other Operating Expenses	0.27%
Total Other Expenses	0.92%
Acquired Fund Fees and Expenses	0.04%
Total Annual Fund Operating Expenses Plus Management Fees Recovered	1.92%	[2],[3]
CLASS C SHARES
Prospectus [Line Items]
Management Fees	0.96%	[1]
Distribution (12b-1) Fees	0.75%
Dividend and Interest Expenses on Securities Sold Short	0.40%
Shareholder Servicing Fees	0.25%
Other Operating Expenses	0.27%
Total Other Expenses	0.92%
Acquired Fund Fees and Expenses	0.04%
Total Annual Fund Operating Expenses Plus Management Fees Recovered	2.67%	[2],[3]

[1]	The Management Fee paid to Horizon Advisers (the "Adviser") for providing services to the Fund consists of a basic annual fee rate of 1.20% of the Fund's average daily net assets and a performance incentive adjustment, resulting in a minimum fee of 0.80% if the Fund's Institutional Class Shares underperform the S&P Composite 1500 Index by 200 basis points or more on a rolling 12 month basis, and a maximum fee of 1.60% if the Fund's Institutional Class Shares outperform the S&P Composite 1500 Index by 200 basis points or more on a rolling 12-month basis. The performance adjustment is computed monthly based on the Fund's average daily net assets during the previous 12 months. Accordingly, the amount of the performance adjustment will also be affected by changes in the size of the Quantitative Long/Short Fund over the rolling 12 month period.
[2]	The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements (excluding Dividend and Interest Expenses on Securities Sold Short, interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses (collectively, "excluded expenses") and before giving effect to any performance incentive adjustment) from exceeding 1.70%, 1.95%, and 2.70% of the Fund's average daily net assets of the Institutional Class, Class A and Class C Shares, respectively, until May 31, 2015 (the "Expense Limits"). In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses and before giving effect to any performance incentive adjustment) are below the Expense Limits, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses and before giving effect to any performance incentive adjustment) and the Expense Limits to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement, or any prior agreement, was in place. This Agreement may be terminated: (i) by the Board of Trustees (the "Board") of the Advisors' Inner Circle Fund II (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on May 31, 2015.
[3]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.